UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   February 8, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total: $96,210

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991      566      400 SH       SOLE                      400
AFC Enterprises                COM              00104Q107     2168   191500 SH       SOLE                   191500
Abbott Labs                    COM              002824100      264     4700 SH       SOLE                     4700
AllianceBernstein              COM              01881G106      933    12400 SH       SOLE                    12400
American Express               COM              025816109     3016    57973 SH       SOLE                    57973
Anheuser Busch                 COM              035229103     2338    44675 SH       SOLE                    44675
Annaly Capital Mgmt            COM              035710409     1423    78275 SH       SOLE                    78275
Apple Computer                 COM              037833100     1826     9217 SH       SOLE                     9217
BP PLC ADR                     COM              055622104      496     6785 SH       SOLE                     6785
Banco Bilbao                   COM              05946K101      494    20367 SH       SOLE                    20367
Bank of America                COM              060505104      677    16403 SH       SOLE                    16403
Berkshire Hathaway B           COM              084670207     7691     1624 SH       SOLE                     1624
Berman Holdings Inc            COM              08521A100        1    10000 SH       SOLE                    10000
Buckeye Ptnrs LP               COM              118230101      314     6350 SH       SOLE                     6350
Calamos Asset Mgmt             COM              12811R104     4135   138850 SH       SOLE                   138850
ChevronTexaco                  COM              166764100     1080    11569 SH       SOLE                    11569
Cisco Systems Inc              COM              17275R102      466    17226 SH       SOLE                    17226
Citigroup                      COM              172967101      344    11688 SH       SOLE                    11688
Coca Cola                      COM              191216100      687    11200 SH       SOLE                    11200
Colgate-Palmolive              COM              194162103      339     4350 SH       SOLE                     4350
Comcast A Spcl                 COM              20030N200     1421    78425 SH       SOLE                    78425
Compucredit Corp               COM              20478N100     1185   118770 SH       SOLE                   118770
ConocoPhillips                 COM              20825C104     2411    27306 SH       SOLE                    27306
Contango Oil & Gas             COM              21075N204     4738    93100 SH       SOLE                    93100
Covidien Ltd                   COM              030852800      534    12046 SH       SOLE                    12046
Cryo-cell Intl                 COM              228895108        6     8000 SH       SOLE                     8000
Dell Inc                       COM              24702R101     1438    58679 SH       SOLE                    58679
Exxon Mobil Corp               COM              30231G102     6215    66338 SH       SOLE                    66338
First Marblehead Corp          COM              320771108     2218   144950 SH       SOLE                   144950
General Electric               COM              369604103     3224    86975 SH       SOLE                    86975
Goodrich Corp                  COM              382388106     3535    50065 SH       SOLE                    50065
Hang Lung Grp Ltd              COM              Y30148111       33     6000 SH       SOLE                     6000
Home Depot Inc                 COM              437076102     1556    57768 SH       SOLE                    57768
Intel Corp                     COM              458140100      731    27417 SH       SOLE                    27417
Intercontinental Exch          COM              45865V100      269     1400 SH       SOLE                     1400
Johnson & Johnson              COM              478160104     4565    68434 SH       SOLE                    68434
Kinder Morgan Mgmt             COM              49455U100      651    12298 SH       SOLE                    12298
Legg Mason Inc                 COM              524901105     3228    44130 SH       SOLE                    44130
Microsoft Inc                  COM              594918104     5402   151729 SH       SOLE                   151729
Moodys Corp                    COM              615369105     1714    48010 SH       SOLE                    48010
Natl Oilwell Varco             COM              637071101     2694    36675 SH       SOLE                    36675
Pepsico                        COM              713448108     2817    37115 SH       SOLE                    37115
Pfizer Inc                     COM              717081103      898    39498 SH       SOLE                    39498
Procter & Gamble Co            COM              742718109      944    12859 SH       SOLE                    12859
Qualcomm Inc                   COM              747525103      214     5431 SH       SOLE                     5431
Royal Dutch Shell ADR          COM              780259206      595     7069 SH       SOLE                     7069
SBA Communications CP          COM              78388j106     2588    76475 SH       SOLE                    76475
Schlumberger Ltd               COM              806857108      300     3048 SH       SOLE                     3048
Sears Holding Corp             COM              812350106     2428    23795 SH       SOLE                    23795
Trane Inc                      COM              892893108      878    18800 SH       SOLE                    18800
Tyco Electronics Ltd           COM              030682858      696    18742 SH       SOLE                    18742
Tyco Intl Ltd New              COM              902124106      390     9842 SH       SOLE                     9842
Wabco Holdings Inc             COM              92927K102     2164    43207 SH       SOLE                    43207
Walmart                        COM              931142103     3741    78705 SH       SOLE                    78705
Washington Mutual              COM              939322103      195    14350 SH       SOLE                    14350
Weingarten Realty              COM              948741103      250     7950 SH       SOLE                     7950
Wharff Hldgs Ord               COM              Y9551M108       42     8000 SH       SOLE                     8000
Wheelock & Co Ltd              COM              Y9553V106       43    14000 SH       SOLE                    14000